Interim Consolidated Balance Sheets (Unaudited) (Parentheticals) $ in Thousands	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 ₪ / shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 ₪ / shares
Statement of Financial Position [Abstract]
Allowance for credit losses | $	$ 456		$ 506
Share capital, par value (in New Shekels per share) | ₪ / shares		₪ 0.00001		₪ 0.00001
Share capital, shares authorized (in Shares)	3,454,112,863		3,454,112,863
Share capital, shares issued (in Shares)	250,827,709		248,622,818
Share capital, shares outstanding (in Shares)	250,785,933		248,581,042
Treasury share, par value (in New Shekels per share) | ₪ / shares		₪ 0.00001		₪ 0.00001
Treasury share, ordinary shares (in Shares)	41,776		41,776